Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	Echo Automotive, Inc.
Entity Central Index Key	0001453420
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 22,513	$ 1,879	$ 101,359
Other current assets	69,994	59,027	5,000
Total current assets	92,507	60,906	106,359
Property and equipment, net	215,839	154,497	24,906
Intangibles, net	46,250	47,500
Total assets	354,596	262,903	131,265
CURRENT LIABILITIES:
Accounts payable	242,531	210,760
Accounts payable- related party	27,073
Bank overdraft		37,616
Accrued liabilities	200,484	189,450	7,903
Related party advance	123,000	100,000
Current portion of notes payable	433,693	150,000	250,000
Total current liabilities	1,026,781	687,826	257,903
Long-term portion of notes payable	250,000	581,786	110,000
TOTAL LIABILITIES	1,276,781	1,269,612	367,903
Contingencies and commitments
STOCKHOLDERS' DEFICIT
Common stock, par value $.001, 650,000,000 shares authorized; 75,000,000 issued and outstanding	75,000	75,000	26,016
Additional paid in capital	2,582,373	2,060,417	82,043
Stock Subscription		(434,507)
Accumulated deficit	(3,579,558)	(2,707,619)	(344,697)
Total stockholders' deficit	(922,185)	(1,006,709)	(236,638)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 354,596	$ 262,903	$ 131,265

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Debt Discount Current	$ 26,307	$ 0
Debt Discount Non Current	$ 0	$ 9,214
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	75,000,000	75,000,000	26,016,342
Common stock, shares outstanding	75,000,000	75,000,000	26,016,342

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenue	$ 600		$ 6,100	$ 69,100	$ 130,356	$ 130,956
OPERATING EXPENSES:
General and administrative	842,049	116,448	2,275,526	344,902	2,663,192	3,505,241
Selling and marketing	4,779	1,020	8,309	16,837	81,693	86,472
Total operating expenses	846,828	117,468	2,283,835	361,739	2,744,885	3,591,713
Operating loss	(846,228)	(117,468)	(2,277,735)	(292,639)	(2,614,529)	(3,460,757)
Other expenses:
Interest expense	25,711	8,545	85,187	7,903	93,090	118,801
Total other expense	25,711	8,545	85,187	7,903	93,090	118,801
Loss before taxes	(871,939)	(126,013)	(2,362,922)	(300,542)	(2,707,619)	(3,579,558)
Income tax provision
Net loss	$ (871,939)	$ (126,013)	$ (2,362,922)	$ (300,542)	$ (2,707,619)	$ (3,579,558)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.01)		$ (0.06)	$ (0.02)
Weighted average common shares outstanding
Basic and diluted (in shares)	75,000,000	26,016,342	40,463,483	19,932,819

Statements of Changes in Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Stock Subscriptions	Accumulated Deficit	Total
Balance, beginning at Nov. 25, 2009
Balance, beginning (in shares) at Nov. 25, 2009
Member contributions	800	2,524			3,324
Member contributions (in shares)	800,288
Net loss				(5,555)	(5,555)
Balance, ending at Dec. 31, 2009	800	2,524		(5,555)	(2,231)
Balance, ending (in shares) at Dec. 31, 2009	800,288
Member contributions	10,810	34,090			44,900
Member contributions (in shares)	10,810,148
Member withdrawals	(722)	(2,278)			(3,000)
Member withdrawals (in shares)	(722,282)
Net loss				(38,600)	(38,600)
Balance, ending at Dec. 31, 2010	10,888	34,336		(44,155)	1,069
Balance, ending (in shares) at Dec. 31, 2010	10,888,154
Member contributions	15,128	47,707			62,835
Member contributions (in shares)	15,128,188
Extinguishment of related party payable
Net loss				(300,542)	(300,542)
Balance, ending at Dec. 31, 2011	26,016	82,043		(344,697)	(236,638)
Balance, ending (in shares) at Dec. 31, 2011	26,016,342				26,016,342
Member contributions	26,484	83,516			110,000
Member contributions (in shares)	26,483,658
Common stock of Canterbury	22,500	1,777,532			1,800,032
Common stock of Canterbury (in shares)	22,500,000
Stock subscriptions assumed in the merger			(434,507)		(434,507)
Extinguishment of related party payable		91,761			91,761
Issuance of warrants		25,565			25,565
Net loss				(2,362,922)	(2,362,922)
Balance, ending at Dec. 31, 2012	75,000	2,060,417	(434,507)	(2,707,619)	(1,006,709)
Balance, ending (in shares) at Dec. 31, 2012	75,000,000				75,000,000
Extinguishment of related party payable
Financing agreement		500,000			500,000
Issuance of warrants		21,956			21,956
Receipt of funds on stock subscription			434,507		434,507
Net loss				(871,939)	(871,939)
Balance, ending at Mar. 31, 2013	$ 75,000	$ 2,582,373		$ (3,579,558)	$ (922,185)
Balance, ending (in shares) at Mar. 31, 2013	75,000,000				75,000,000

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (871,939)	$ (126,013)	$ (2,362,922)	$ (300,542)	$ (2,707,619)	$ (3,579,558)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,028	2,566	40,647	3,094	43,741	62,769
Accretion of debt discount	4,863		16,351		16,351	21,214
Changes in operating assets and liabilities:
Other current assets	(10,967)	1,500	(54,027)	(5,000)	(59,027)	(69,994)
Accounts payables	31,771		200,246		200,246	232,017
Accounts payable- related party	27,073					27,073
Bank overdraft	(37,616)		37,616		37,616
Accrued liabilities	11,034	8,545	181,547	7,903	189,450	200,484
Related party advance	23,000		100,000		100,000	123,000
Net cash used in operating activities	(803,753)	(113,402)	(1,840,542)	(294,545)	(2,179,242)	(2,982,995)
Cash flows from investing activities:
Purchases of intangibles			(50,000)		(50,000)	(50,000)
Purchases of property and equipment	(79,120)	(6,945)	(167,738)	(28,000)	(195,738)	(274,858)
Net cash used in investing activities	(79,120)	(6,945)	(217,738)	(28,000)	(245,738)	(324,858)
Cash flows from financing activities:
Proceeds from stock subscritpions	434,507		1,467,800		1,467,800	1,902,307
Proceeds from notes payable		100,000	523,000	360,000	883,000	883,000
Principal repayments on notes payable	(31,000)		(32,000)		(32,000)	(63,000)
Proceeds from financing agreement	500,000					500,000
Advances from Company Officers			159,250		159,250	159,250
Repayments to Company Officers on Advances			(159,250)		(159,250)	(159,250)
Capital withdrawals					(3,000)	(3,000)
Capital contributions				62,835	111,059	111,059
Net cash provided by financing activities	903,507	100,000	1,958,800	422,835	2,426,859	3,330,366
Increase (Decrease) in cash	20,634	(20,347)	(99,480)	100,290	1,879	22,513
Cash, beginning of period	1,879	101,359	101,359	1,069
Cash, end of period	22,513	81,012	1,879	101,359	1,879	22,513
Supplemental cash information
Cash paid for interest	473					473
Extinguishment of related party payable			91,761		91,761	91,761
Debt extinguished with issuance of company stock			110,000		110,000	110,000
Fair value of warrants granted and recorded as debt discount	21,956		25,565		25,565	47,521
Extinguishment of related party payable with stock subscription			$ 97,693		$ 97,693	$ 97,693

DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS

Note 1 — Description of Business

Canterbury Resources, Inc. (“Canterbury”) was organized under the laws of the State of Nevada on September 2, 2008. Canterbury’s initial business plan was to acquire and explore mineral properties.

Exchange Agreement

On September 21, 2012 Echo Automotive LLC (“Echo”) and DBPJ Stock Holding, LLC, sole member of Echo (the “Echo Member”) entered into an exchange agreement (the “Exchange Agreement”) with Canterbury. The Exchange Agreement resulted in the Echo Member receiving a total of 52,500,000 shares of common stock of Canterbury in exchange for 100% of the issued and outstanding units of Echo. In accordance with the terms of the Exchange Agreement, the shares received by the Echo Member represented 70% of the issued and outstanding common stock of Canterbury at the time of the Exchange Agreement. As part of the exchange, Canterbury changed its name to Echo Automotive, Inc.

Operations

Echo Automotive, Inc. (the Company) is developing a set of technologies that it believes will reduce overall fuel expenses in commercial fleet vehicles by augmenting existing powertrains with highly efficient electrical energy delivered by electric motors powered by Echo’s modular plug-in battery modules. Echo believes this technology will achieve an immediate return on investment for each individual vehicle in a fleet.

The Company’s operations have previously been funded by advances and subsequent equity conversions by the majority stockholders. Future funding is expected to be provided in part by equity investments from other accredited investors. There can be no assurance that any of these strategies will be achieved on terms attractive to us.

NOTE 1 — DESCRIPTION OF BUSINESS

Canterbury Resources, Inc. (“Canterbury”) was organized under the laws of the State of Nevada on September 2, 2008. Canterbury’s initial business plan was to acquire and explore mineral properties.

Exchange Agreement

On September 21, 2012, Echo Automotive LLC (“Echo LLC”) and DBPJ Stock Holding, LLC, sole member of Echo (the “Echo LLC Member”) completed an exchange agreement (the “Exchange Agreement”) with Canterbury. At the closing of the Exchange Agreement, the Echo LLC Member received a total of 52,500,000 shares of common stock of Canterbury in exchange for 100% of the issued and outstanding units of Echo LLC. In accordance with the terms of the Exchange Agreement, the shares received by the Echo LLC Member represent 70% of the issued and outstanding common stock of Canterbury. As part of the exchange, Canterbury changed its name to Echo Automotive, Inc.

Operations

Echo Automotive, Inc. (the Company) is developing a set of technologies that it believes will reduce overall fuel expenses in commercial fleet vehicles by augmenting existing powertrains with highly efficient electrical energy delivered by electric motors powered by the Company’s modular plug-in battery modules. The Company believes this technology will achieve an immediate return on investment for each individual vehicle in a fleet.

The Company’s operations have previously been funded by advances and subsequent equity conversions by the majority stockholders. Future funding is expected to be provided by private placement of the Company’s common stock and warrants to purchase shares of the Company’s common stock to accredited investors, including institutional investors, and bridge financing. There can be no assurance that any of these strategies will be achieved on terms attractive to the Company.

BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION

Note 2 — Basis of Presentation

As a result of the Exchange Agreement, Canterbury merged with Echo, with Echo being the accounting acquirer thus resulting in a reverse merger. Therefore the accompanying financial statements are on a consolidated basis subsequent to September 21, 2012, but only reflect the operations of Echo prior to September 21, 2012.

In the opinion of management, the accompanying condensed consolidated financial statements include all adjustments, consisting of only normal recurring accruals, necessary for a fair statement of financial position, results of operations, and cash flows. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the consolidated financial statements and the accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2012. The accounting policies are described in the “Notes to the Consolidated Financial Statements” in the 2012 Annual Report on Form 10-K and updated, as necessary, in this Form 10-Q. The year-end condensed consolidated balance sheet data presented for comparative purposes was derived from audited consolidated financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

The Company is a development stage company and has incurred significant losses during the three months ended March 31, 2013 and 2012 and for the period from inception (November 25, 2009) through March 31, 2013 and has experienced negative cash flows from operations since inception. These circumstances result in substantial doubt as to the ability of the Company to continue as a going concern as noted in Note 8.

NOTE 2 — BASIS OF PRESENTATION

As of September 21, 2012 Canterbury merged with Echo LLC, with Echo LLC being the accounting acquirer thus resulting in a reverse merger. Therefore the accompanying financial statements are on a consolidated basis subsequent to September 21, 2012, but only reflect the operations of Echo LLC prior to the date of acquisition.

The Company is a development stage company and has incurred significant losses during the years ended December 31, 2012, and 2011 and the period from inception (November 25, 2009) through December 31, 2012. The Company has experienced negative cash flows from operations since the inception of the Company. These circumstances result in substantial doubt as to the ability of the Company to continue as a going concern. The Company will need to obtain additional funding in the future in order to finance its business strategy, operations and growth through the issuance of equity, debt or collaboration. The failure to obtain this additional funding would be detrimental to the Company. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3 — Summary of Significant Accounting Policies

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Echo Automotive, LLC, beginning with the date of its acquisition. All significant intercompany accounts and transactions have been eliminated.

Fair Value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC (“ASC 820-10”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. When determining fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), inputs that are other than quoted prices that are observable for the asset or liability or market corroborated inputs.

Level 3. Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, which may include internal data or valuation data received from the security issuer.

The Company’s financial instruments include cash, accounts payable, accrued liabilities, related party advances, and notes payable. The carrying value of these instruments approximates fair value due to the short-term nature of such instruments. The Company used inputs that would qualify as Level 2 inputs to make its assessment of the approximate fair value of the notes payable.

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Echo LLC, beginning with the dates of their respective acquisitions. All significant intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2011, cash and cash equivalents include cash on hand and cash in the bank. At times, cash deposits may exceed government-insured limits.

Long-lived Assets

The Company accounts for long-lived assets in accordance with the provisions of Financial Accounting Standards Board (“FASB”) ASC 360, Property, Plant and Equipment (“FASB ASC 360”). FASB ASC 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. The Company did not recognize any impairment charges during the years ended December 31, 2012 and 2011 or for the period from inception (November 25, 2009) through December 31, 2012.

Intangibles

Finite-lived intangible assets include intellectual property rights and are amortized on a straight-line basis over their estimated useful lives of 10 years. The Company continually evaluates the reasonableness of the useful lives of these assets. Finite-lived intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amounts may not be recoverable. An impairment loss, if any, would be measured as the excess of the carrying value over the fair value determined by discounted future cash flows.

Plant, Property and Equipment

Plant, property and equipment are recorded at cost. Depreciation is provided for on the straight-line method over the estimated useful lives of the assets and begins when the related assets are placed in service. Maintenance and repairs that neither materially add to the value of the property nor appreciably prolong its life are charged to expense as incurred. Betterments or renewals greater than $1,000 are capitalized when incurred. Plant, property and equipment are reviewed each year to determine whether any events or circumstances indicate that the carrying amount of the assets may not be recoverable.

Depreciation is provided for on the straight-line method over the following estimated useful lives:

Equipment	3 years
Vehicles	3 years
Computers and electronic equipment	3 years

Revenue Recognition

Revenue is recognized when the four criteria for revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) shipment or delivery has occurred; (3) the price is fixed or determinable and (4) collectability is reasonably assured. The Company has not recognized any revenue associated with its mission as stated above in the nature of operations footnote. Miscellaneous revenue relates to consulting projects and is recorded based on the four criteria for revenue recognition.

Advertising Expense

The Company expenses advertising costs as incurred. Advertising expense charged to operating expenses was $8,309, $16,837, and $81,693 for the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, respectively.

Income Taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes”. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized.

A full valuation allowance has been established against all net deferred tax assets as of December 31, 2012 based on estimates of recoverability. While the Company has optimistic plans for its business strategy, the Company determined that such a valuation allowance was necessary given the current and expected near term losses and the uncertainty with respect to the Company’s ability to generate sufficient profits from the business model.

The Company is no longer subject to income tax examination by the United States federal, state or local tax authorities for years before 2008. The Company's tax returns are open for inspection for all tax years from 2008 to present. The Company's policy is to include interest and penalties related to unrecognized tax benefits within the Company's provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2012, 2011 and the period from inception (November 25, 2009), through December 31, 2012 and as of December 31, 2012 and 2011, had no amounts accrued for interest and penalties.

Fair Value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC (“ASC 820-10”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. When determining fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), inputs that are other than quoted prices that are observable for the asset or liability or market corroborated inputs.

Level 3. Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, which may include internal data or valuation data received from the security issuer.

The carrying amounts of the Company’s financial instruments, including cash, accounts payable, and debt obligations approximate fair value due to the short-term maturities of the instruments. The Company used other observable inputs that would qualify as Level 2 inputs to make its assessment of the approximate fair value of its cash, accounts payable, and debt obligations.

Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the years ended December 31, 2012 and 2011, the assumed exercise of exercisable warrants, totaling 342,000, and conversion of convertible notes payable, totaling 1,654,524, are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (“IASB”) (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. ASU 2011-04 is to be applied prospectively and is effective for annual reporting periods beginning after December 15, 2011, and interim periods within those annual periods. The adoption of ASU 2011-04 did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220 — Presentation of Comprehensive Income) (“ASU 2011-05”). Under ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for annual reporting periods beginning after December 15, 2011, and interim periods within those annual periods. The adoption of ASU 2011-05 did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Retrospective disclosure is required for all comparative periods presented. The adoption of ASU 2011-11 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-03”). This update was issued in order to codify various amendments and corrections included in SEC Staff Accounting Bulletin No. 114, SEC Release 33-9250, and ASU 2010-22, Accounting for Various Topics: Technical Corrections to SEC Paragraphs. The amendments and corrections included in this update are effective upon issuance. The adoption of ASU 2012-03 did not have an impact on the Company’s consolidated financial statements.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements, (“ASU 2012-04”). This update includes source literature amendments, guidance clarification, reference corrections and relocated guidance affecting a variety of topics in the Codification. The update also includes conforming amendments to the Codification to reflect ASC 820’s fair value measurement and disclosure requirements. The amendments in this update that will not have transition guidance are effective upon issuance. The amendments in this update that are subject to the transition guidance will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s consolidated financial statements.

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 4 — OTHER CURRENT ASSETS

In the second quarter of 2012 the Company advanced the landlord in Anderson, Indiana, $50,000 to cover the landlord’s costs for the purchase of certain building and improvements from the previous tenant. In lieu of repayment, the amount due to the landlord will be applied as a credit to rent due from the Company during 2013.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, at cost, consisted of the following as of December 31:

	2012	2011
Equipment	$81,206	$—
Computers and electronic equipment	18,863	—
Vehicles	95,669	28,000
	195,738	28,000
Less: Accumulated Depreciation	(41,241)	(3,094)
	$154,497	$24,906

For the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, depreciation expense was $38,147, $3,094, and $41,241, respectively.

INTANGIBLES	12 Months Ended
Dec. 31, 2012
Intangibles [Abstract]
INTANGIBLES

NOTE 6 — INTANGIBLES

On June 28, 2012, the Company entered into a license agreement with Bright Automotive, Inc. (“Bright”) which provides the Company a royalty-free, perpetual, fully-paid up, worldwide, non-exclusive, non-transferable and non-sub-licensable limited license to use Bright’s Battery Management Software and CAD, and certain other intellectual property to develop, modify and/or sell, offer for sale, market, distribute, import and export derivative works. In consideration of the granting of the license, the Company paid to Bright a one-time up-front license fee in the amount of $50,000 which has been capitalized and amortized on a straight line basis over its estimated useful life ten (10) years. Management has estimated a 10 year useful life due to the risk of technological obsolescence of the intellectual property and the applications in which they are putting it in.

	December 31, 2012	December 31, 2011
Cost basis	$50,000	$—
Less: accumulated amortization	(2,500)	—
	$47,500	$—

For the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, amortization expense was $2,500, $0, and $2,500, respectively. Future amortization is expected to be as follows:

2013	$5,000
2014	5,000
2015	5,000
2016	5,000
2017	5,000
Thereafter	22,500
$47,500

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 4 — Related Party Transactions

A shareholder of the Company made an advance of $23,000 during the three months ended March 31, 2013 for working capital purposes. The advance is due on demand, non-interest bearing, and classified within related party advances in the accompanying condensed consolidated balance sheet as of March 31, 2013.

The Company paid consulting fees to certain shareholders and directors of the Company that amounted to $70,000, $59,913 and $732,056 for the three months ended March 31, 2013 and 2012 and for the period from inception (November 25, 2009) through March 31, 2013, respectively. Accounts payable to these shareholders was $7,802 and $0 as of March 31, 2013 and December 31, 2012, respectively.

The Company incurred interest expense with related parties of $4,458, $1,688 and $28,694 for the three months ended March 31, 2013 and 2012 and for the period from inception (November 25, 2009) through March 31, 2013, respectively. The Company has accrued interest on related party notes payable of $28,694 and $24,236 recorded within accrued liabilities in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

The shareholder associated with the $2,000,000 financing agreement discussed within Note 5 overpaid the Company $16,559 when making the final payment on the stock subscription in January 2013. Additionally, this shareholder paid for $10,514 of legal expenses on behalf of the Company. The total of these two transactions, $27,073, is included within accounts payable — related party in the accompanying balance sheet as of March 31, 2013.

NOTE 7 — RELATED PARTY TRANSACTIONS

In accordance with the Exchange Transaction, the Echo LLC Member received 52,500,000 shares of Company common stock, representing 70% of the issued and outstanding common stock of the Company. Jason Plotke is the Chief Executive Officer and Chairman of the Echo LLC Member and William D. Kennedy is the Chief Financial Officer and Secretary of the Echo LLC Member.

In conjunction with the Exchange Agreement, no interest, demand advances were made by the former CEO of Canterbury totaling $91,761 and other legal, accounting, and transaction services of $97,693 related to the Exchange Agreement that were paid for by stockholders of the Company. During December 2012, the demand advances were forgiven by the former CEO of Canterbury. The Company wrote off the advances and treated the extinguishment of the obligations as an equity contribution with an increase to additional paid in capital. The transaction services of $97,693 related to expenses paid for by stockholders of the Company is included within stock subscription in the accompanying balance sheet as of December 31, 2012.

The immediate family of one of the members of Echo LLC made an advance of $100,000 during the fourth quarter of fiscal year 2012 for working capital purposes. The advance is due on demand, non-interest bearing, and classified within related party advance in the accompanying balance sheet as of December 31, 2012.

During the year ended December 31, 2012, the Company received non-interest bearing advances from stockholders of the Company totaling $159,250. The Company repaid the advances in full with proceeds received from the $2,000,000 financing agreement described in Note 10.

The Company paid consulting fees to certain owners of the Company that amounted to $462,791 and $188,265 for the years ended December 31, 2012 and 2011 and $662,056 for the period from inception (November 25, 2009) through December 31, 2012.

As noted above within Note 12 the Company has employment contracts with certain employees.

The Company also has a consulting agreement with RouteCloud which has related ownership to its Chief Executive Officer. The Company has entered into certain transactions in the normal course of business with RouteCloud and has recognized revenue for consulting related to these transactions of $0 and $0 for the years ended December 31, 2012 and 2011, respectively and $47,100 for the period from inception (November 25, 2009) through December 31, 2012.

See Note 8 for additional discussion on related party notes payable agreements.

DEBT	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt

NOTE 8 — DEBT

Debt consisted of the following as of December 31:

	2012	2011
Line of credit – related party	$—	$110,000
Notes payable
7% note payable issued March 30, 2011, principal and interest due December 31, 2013.	50,000	50,000
7% convertible note payable with related party issued March 31 2012, principal and interest due January 1, 2014.(1)	50,000	—
7% convertible note payable issued July 27, 2012, principal and interest due July 27, 2014.(1)	150,000	—
12% note payable with related party issued August 31, 2012, principal and interest due March 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 22,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	11,000	—
12% convertible note payable issued October 25, 2012, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company's common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company's common stock at $0.01, with a term of 18 months.	25,000	—
12% convertible note payable with related party issued April 11, 2012, principal and interest due April 11, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.	100,000	—
12% note payable with related party issued November 11, 2011, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.375 of converted dollars.	100,000	100,000
12% convertible note payable issued December 1, 2011, principal and interest due December 1, 2012.(4)	100,000	100,000
12% convertible note payable issued May 30, 2011, principal and interest due January 1, 2014.(1)	60,000	—
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 100,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(3)	30,000	—
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 130,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	65,000	—
	741,000	360,000
Less debt discount	(9,214)	—
Less current portion of notes payable	(150,000)	(250,000)
Long-term notes payable	$581,786	$110,000

(1)	The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2012. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months.
(2)	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. As no payment was made on the referenced note payable, the lender received the maximum monthly award each month the note was outstanding. Foregoing warrants are included within warrants granted in Note 9.
(3)	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000, with $10,000 payments in both November and December 2012. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 9.
(4)	The note payable agreement is convertible into 395,000 shares of the Company’s common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.

As of December 31, 2012, the convertible notes payable are convertible into 1,654,524 common shares of the Company, of which 395,000 convertible shares are currently being disputed as previously discussed, and 922,857 warrants for shares of the Company’s common stock. In accordance with generally accepted accounting principles, the Company is required to consider as of the respective issuance date whether each convertible note payable was issued with a beneficial conversion feature. A beneficial conversion feature exists if the convertible notes payable may be convertible into common stock at an effective conversion price that is lower than the market price of a share of common stock on the date of issuance. The market price of the Company’s common stock as of each issuance date was less than the respective conversion price. Accordingly, the Company determined there to be no beneficial conversion features with regards to each convertible note payable.

Interest expense incurred on all debt, which excludes the expense related to the accretion of the debt discount, was $68,836, $7,903, and $76,739 for the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, respectively. Of the total interest expense incurred on all debt, approximately $22,549, $1,687, and $24,236 pertained to related party notes payable for the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, respectively. Included within interest expense in the accompanying statement of operations for the year ended December 31, 2012 and the period from inception (November 25, 2009) through December 31, 2012, is $16,351 of expense related to the accretion of the debt discount recorded due to the issuance of the warrants associated with the notes payable.

Line of Credit — Related Party

On October 1, 2011, the Company entered into a revolving line of credit agreement and promissory note for a $100,000 original principal amount and an interest rate of 6.0% per annum (the “LOC”). Subsequent the execution of the promissory note, the Company borrowed an additional $10,000 under the same revolving line of credit agreement. The lender is immediate family of one of the members of Echo LLC and is considered a related party. Interest was required to be paid quarterly beginning January 1, 2012 through the maturity date of September 30, 2013. The LOC was amended in June of 2012 such that the quarterly interest payments were not required and interest was due September 30, 2013.

Upon execution and delivery of the LOC, as additional consideration, the lender received, at no cost or expense to the lender, a twelve and one-half percent (12.50%) member interest in Echo LLC. In addition, the lender was afforded the unconditional right, but not the obligation, at any time after the loan amount was fully drawn down, to convert the existing loan indebtedness into an additional twelve and one-half (12.50%) member interest in Echo LLC. On September 10, 2012, $110,000 of the outstanding LOC balance was converted into additional member interest of Echo LLC in accordance with the line of credit agreement. Interest on the LOC was not converted and is included with accrued liabilities in the accompanying balance sheet as of December 31, 2012. The terms of the credit agreement further stipulate the agreement is satisfied in full and of no further force or effect upon the conversion.

Notes Payable

On May 30, 2012, the Company received $12,000 from a related party in exchange for a note payable that included detachable warrants. The Company issued the lender warrants to purchase 24,000 shares of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The warrant issuance is included within warrants granted in Note 9. The note was paid in full during September 2012.

EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY

Note 5 — Equity

$2,000,000 Financing Agreement

In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share, no vesting requirement and a term of 18 months. As of December 31, 2012, the Company had received all but $434,507 of the $2,000,000. In January 2013, the Company received the outstanding $434,507 for the right to 869,014 shares of the Company’s common stock.

As of March 31, 2013 the Company had not issued any shares of its common stock related to the $2,000,000 financing agreement. See Note 6 for discussion on the issuance of the related warrants.

$500,000 Financing Agreement

During February and March 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock at $0.50 per share and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price equal to the lower (i) of $0.75 per share or (ii) the preceding 10 day volume-weighted volume average price per share of Company stock prior to the exercise date, no vesting requirement and a term of 18 months pursuant to a financing agreement with Newmarket Traders LTD.

As of March 31, 2013 the Company had not issued any shares of its common stock related to the $500,000 financing agreement. See Note 6 for discussion on the issuance of the related warrants.

NOTE 10 — EQUITY

At the closing of the Exchange Agreement, the Company issued a total of 52,500,000 shares of its common stock to the Echo LLC Members in exchange for 100% of the issued and outstanding units of Echo LLC. Immediately prior to the closing of the Exchange Agreement, the Company had 22,500,000 shares of common stock issued and outstanding. Immediately after the closing of the Exchange Agreement, the Company had 75,000,000 shares of common stock issued and outstanding.

In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share and a term of 18 months. Prior to the closing of the Exchange Agreement, $903,000 had been received for the issuance of common stock. The cash received was advanced to Echo LLC to provide working capital to continue its operations. Subsequent to the closing of the Exchange Agreement, the $903,000 of advances were eliminated in consolidation.

In October and December 2012 the Company received an additional $465,000 for the right for 930,000 shares of common stock and $99,800 for the right for 199,600 shares of its common stock, respectively, as part of its $2,000,000 financing agreement.

The transaction services of $97,693 related to expenses paid for by stockholders of the Company, as discussed in Note 7, is included within stock subscription in the accompanying balance sheet as of December 31, 2012.

The Company has not issued any shares of its common stock related to the $2,000,000 financing agreement as of December 31, 2012. Said shares and warrants are to be issued upon receipt of the entire $2,000,000.

The remaining $434,507 was treated as a subscription receivable as of December 31, 2012 and was received in January 2013.

WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants [Abstract]
WARRANTS

Note 6 — Warrants

The following summarizes the warrant activity for the three months ended March 31, 2013:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2012	342,000	$0.01
Grants	5,022,500	0.75
Outstanding at March 31, 2013	5,364,500	$0.70	1.6	$215,055
Exerciseable at March 31, 2013	5,364,500	$0.70	1.6	$215,055

The weighted-average grant date fair value for the three months ended March 31, 2013 equaled $1.53 per share

On January 30, 2013, the Company issued 4,000,000 warrants to Hartford Equity, Inc. in conjunction with the $2,000,000 Financing Agreement discussed within Note 5. The grant-date fair value of these warrants was $914,388, which was calculated based on a pro-rata allocation of the grant-date fair value of the stock and warrants related to the $2,000,000 Financing Agreement to the proceeds received of $2,000,000. The grant-date fair value of the warrants used in the pro-rata allocation was calculated using the Black-Scholes pricing model with the assumptions below.

During February and March 2013, the Company issued a total of 1,000,000 warrants to Newmarket Traders LTD as discussed within Note 5. The grant-date fair value of these warrants was $224,298; which was calculated based on a pro-rata allocation of the grant-date fair value of the stock and warrants related to the $500,000 Financing Agreement to the proceeds received of $500,000. The grant-date fair value of the warrants used in the pro-rata allocation was calculated using the Black-Scholes pricing model with the assumptions below.

During the three months ended March 31, 2013 the Company issued 3,000 and 19,500 warrants to a related party lender and third party lender, respectively. The issuances were related to outstanding notes payable agreements with warrant features stating that for every $10 outstanding at the end of each calendar month the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The grant-date fair value of these warrants was $21,956, which was recorded as a debt discount. During the three months ended March 31, 2013 $2,597 of this debt discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the assumptions below.

Black-Scholes Pricing Model Assumptions
Exercise price	$0.01 - $0.75
Stock price	$0.60 - $1.94
Volatility	153.81% - 196%
Risk-free interest rate	0.20% - 0.88%
Expected Term	1.5 - 5 years

NOTE 9 — WARRANTS

The following summarizes the warrant activity for the year ended December 31, 2012:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2011	—	$—	—	$—
Grants	342,000	$0.01
Outstanding at December 31, 2012	342,000	0.01	4.6	$246,240
Exerciseable at December 31, 2012	342,000	$0.01	4.6	$246,240

Throughout 2012, the Company entered into several note payable agreements that included detachable warrants with no vesting requirements, as discussed in Note 8. The weighted-average grant-date fair value of warrants granted during the year ended December 31, 2012 was $423. The total fair value of warrants granted and vested during the year ended December 31, 2012 was $25,565; which was recorded as a debt discount by the Company. During the year ended December 31, 2012, $16,351 of the discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:

Exercise price	$0.01
Stock price	$0.00 - $0.72
Volatility	127.5% - 159.8%
Risk-free interest rate	0.26% - 0.34%
Expected Term	2.5 years

BASIC AND DILUTED NET LOSS PER SHARE	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share

Note 7 — Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the three months ended March 31, 2013 and 2012, the assumed exercise of exercisable warrants and conversion of convertible notes payable are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.

	Three Months Ended March 31,
	2013	2012
Convertible notes payable	1,654,524	804,524
Warrants	5,364,500	0

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Income taxes for the year ended December 31, 2012 are summarized as follows:

2012
Current (benefit)/liability	$—
Deferred provision	—
Net income tax provision	$—

A reconciliation of the differences between the effective and statutory income tax rates for year ended December 31, 2012 is as follows:

	2012
	Amount	Percent
Federal statutory rates	$(803,393)	34.0%
State statutory rates	(165,405)	7.0%
Income passed through to owners	626,177	(26.0)%
Other	(45,553)	1.9%
Changes in valuation allowance	342,621	(15.0)%
Effective rate	$—	0%

At December 31, 2012 deferred income tax assets and liabilities were comprised of:

2012
Deferred tax assets (liabilities) – current	$—
Deferred tax assets (liabilities) – long-term:
Net operating loss carryforwards	428,547
Total net deferred tax assets	428,547
Valuation allowance	(428,547)
Net deferred tax assets	$—

The Company has recorded as of December 31, 2012 a valuation allowance of $428,547, as it believes that it is more-likely-than-not that the deferred tax assets will not be realized in future years. Management has based its assessment on available historical and projected operating results. The valuation allowance for Canterbury Resources Inc., currently known as Echo Automotive Inc., as of December 31, 2011 equaled $38,097.

The Company has net operating loss carry-forwards totaling approximately $1,103,000 which expire between 2028 and 2032 and 2013 and 2032 for federal and state purposes, respectively.

Due to certain significant changes in ownership during the year ended December 31, 2012, some of the net operating losses are subject to limitation under Internal Revenue Code 382.

Amounts for 2011are not included in the above as Echo LLC was not subject to such taxation prior to the execution of the Exchange Agreement.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 9 — Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of March 31, 2013.

Note Payable Default and Dispute

The Company is in dispute with a certain lender regarding the conversion terms of the outstanding notes payable agreement that is currently in default. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2012.

Building Lease

The Company entered into two lease agreements to occupy lab facilities. The lease terms began on April 2012 and June 2012, respectively and both leases end on March 2014. The Company has the option to renew the facility leases for five subsequent two year periods. The Company also entered into a lease agreement to occupy its corporate headquarters in Scottsdale, AZ. The lease terms began on July 2012 and ended on November 2012. Starting in December 2012, the headquarters lease became a month-to-month lease with monthly rent approximating $1,000.

Future minimum rental payments required under the leases are as follows for the years ended December 31:

Year ended
December 31, 2013	$113,892
December 31, 2014	28,680
Total	$142,572

Rent expense amounted to $77,045 and $0 for the years ended December 31, 2012 and 2011, respectively, and $77,045 for the period from inception (November 25, 2009) through December 31, 2012.

Effective March 2013, the Company entered into a new lease agreement for its corporate headquarters. The term of the lease is 39 months obligations for 2013, 2014, 2015, and 2016 are $17,362, $61,331, $71,402, and $30,064, respectively.

License Agreements

On February 1, 2012, the Company entered into a license agreement with CleanFutures (“CF”), for use of their intellectual property in exchange for a combination of royalties and warrants.

The Company and CF determined that the original intent of the license agreement was not being met or adhered to. Therefore, the Company and CF voluntarily negotiated and on April 5, 2013 mutually agreed upon a revised license agreement that is more aligned with the actual metrics of the Company’s relationship with CF and superseded the agreement entered into on February 1, 2012. As part of the revised license agreement, the royalty payments and agreement to issue warrants noted above, were replaced by a promissory note issued by the Company for 1,850,000 shares of the Company’s restricted common stock. Considering the foregoing, the Company did not record royalty expense for the years ended December 31, 2012 and 2011 or for the period from inception (November 25, 2009) through December 31, 2012. See Note 15: Subsequent Events.

On June 28, 2012, the Company entered into a license agreement with Bright Automotive, Inc. (“Bright”) which provides Echo LLC a royalty-free, perpetual, fully-paid up, worldwide, non-exclusive, non-transferable and non-sub-licensable limited license to use Bright’s Battery Management Software and CAD, and certain other intellectual property of Bright to develop, modify and/or sell, offer for sale, market, distribute, import and export derivative works. In consideration of the granting of the license, the Company paid to Bright a one-time up-front license fee in the amount of $50,000 which has been capitalized and depreciated over its estimated useful life of 10 years.

Employment Agreements

On April 21, 2012 the Company entered into an executive employment agreement with William Daniel Kennedy (the “Kennedy Agreement”), in connection with his service as Chief Executive Officer of the Company. In accordance with the Kennedy Agreement, Mr. Kennedy shall be entitled to a base salary of $220,000 per year.

On April 21, 2012 the Company entered into an executive employment agreement with Jason Plotke (the “Plotke Agreement”), in connection with his service as President of Echo LLC. In accordance with the Plotke Agreement, Mr. Plotke shall be entitled to a base salary of $200,000 per year.

On July 1, 2012 the Company entered into an executive employment agreement with Patrick van den Bossche (the “ van den Bossche Agreement”), in connection with his service as Chief Operating Officer and Managing Director of the Company. In accordance with the van den Bossche Agreement, Mr. van den Bossche shall be entitled to a base salary of $120,000 per year.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 13 — SEGMENT INFORMATION

The Company operates only one reporting segment.

GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
GOING CONCERN

Note 8 — Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. For the three months ended March 31, 2013, the Company had a net loss of $871,939 as compared to a net loss of $126,013 for the three months ended March 31, 2012. Additionally, the Company has incurred a net loss of $3,579,558 for the period from inception (November 25, 2009) to March 31, 2013. As of March 31, 2013, the Company had not emerged from the development stage. These circumstances result in substantial doubt as to the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to begin operations and achieve a level of profitability. The Company intends to finance operations by issuing additional common stock, warrants and through bridge financing. The failure to achieve the necessary levels of profitability and obtain the additional funding would be detrimental to the Company. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 14 — GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the year ended December 31, 2012, the Company had a net loss of $2,362,922 as compared to a net loss of $300,542 for the year ended December 31, 2011. As of December 31, 2012, the Company has not emerged from the development stage. These circumstances result in substantial doubt as to the Company's ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the Company's ability to begin operations and achieve a level of profitability. The Company intends to finance operations by issuing additional common stock, warrants and through bridge financing. The failure to achieve the necessary levels of profitability and obtain the additional funding would be detrimental to the Company. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 — Subsequent Events

License Agreement

On April 5, 2013 the Company entered into an amendment with CleanFutures (the “Amendment”) to the License Agreement dated February 1, 2012 (the “License Agreement”). The Amendment resulted from the mutual agreement with CleanFutures that the original intent of the License Agreement was not being met or adhered to. In accordance with the Amendment, the Company will issue 1,850,000 shares of the Company’s common stock to CleanFutures; in turn, the Company will receive certain rights, including perpetual use of the CleanFutures Patent and future patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any of the Company’s competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This Amendment superseded the existing License Agreement. The Company has not yet issued the shares of common stock related to this agreement.

Asset Acquisition

Bright Automotive, Inc. (“Bright”) was established in 2008 as an offspring of the non-profit Rocky Mountain Institute to commercialize and develop the IDEA plug-in hybrid electric fleet vehicle. Bright ceased operations in March 2012 after failing to obtain a loan through the Advanced Technology Vehicles Manufacturing Loan Program. The Company successfully hired key members of the Bright team and acquired certain facilities and intellectual property in a bid to accelerate EchoDriveTM’s commercialization in spring of 2012. In the first quarter of 2013, Bright’s assets, including all of its intellectual properties and patents, were auctioned off and were purchased by Advanced Technical Asset Holdings, LLC (“ATAH”), a company wholly owned by a shareholder of the Company, for a total purchase price of $500,000, comprised of $250,000 of cash and $250,000 of promissory notes. On April 5, 2013 the Company acquired ATAH for 6,000,000 shares of the Company’s common stock, a fair market value of $3,120,000, as part of an exchange agreement with ATAH in which the Company received full ownership of the assets described above, $100,000 cash, and a promissory note for $400,000. The Company is in the process of evaluating the purchase price allocation. As part of the asset acquisition between Bright and ATAH, Bright is due 277,778 shares of the Company’s common stock. The Company has not yet issued the shares of common stock related to this transaction.

NOTE 15 — SUBSEQUENT EVENTS

On April 5, 2013, the Company and CleanFutures came to mutual agreement on a replacement agreement in which the Company will provide a promissory note for 1,850,000 of restricted Company shares and the Company in turn will receive certain rights including perpetual use of the CleanFutures Patent and future Patent(s), a non-compete agreement in which CleanFutures will not be permitted to do business with any Company competitors, and CleanFutures has agreed to certain covenants that will assure that CleanFutures will for perpetuity not interfere with the Company’s business. This agreement superseded the existing license agreement between the Company and CleanFutures.

In January 2013, the Bright assets, including all of its intellectual properties and patents, were auctioned off and were purchased by a third party entity. This third party entity has agreed to negotiate on a contractual relationship with the Company to give the Company access to the Bright assets. The contractual relationship will be evaluated as a potential variable interest entity.

Subsequent to the fiscal year ended December 31, 2012, in the first quarter 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price of $0.75 per share pursuant to a financing agreement with Newmarket Traders LTD.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Echo Automotive, LLC, beginning with the date of its acquisition. All significant intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Echo LLC, beginning with the dates of their respective acquisitions. All significant intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2011, cash and cash equivalents include cash on hand and cash in the bank. At times, cash deposits may exceed government-insured limits.

Long-lived Assets

Long-lived Assets

The Company accounts for long-lived assets in accordance with the provisions of Financial Accounting Standards Board (“FASB”) ASC 360, Property, Plant and Equipment (“FASB ASC 360”). FASB ASC 360 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. The Company did not recognize any impairment charges during the years ended December 31, 2012 and 2011 or for the period from inception (November 25, 2009) through December 31, 2012.

Intangibles

Intangibles

Finite-lived intangible assets include intellectual property rights and are amortized on a straight-line basis over their estimated useful lives of 10 years. The Company continually evaluates the reasonableness of the useful lives of these assets. Finite-lived intangibles are tested for recoverability whenever events or changes in circumstances indicate the carrying amounts may not be recoverable. An impairment loss, if any, would be measured as the excess of the carrying value over the fair value determined by discounted future cash flows.

Plant, Property and Equipment

Plant, Property and Equipment

Plant, property and equipment are recorded at cost. Depreciation is provided for on the straight-line method over the estimated useful lives of the assets and begins when the related assets are placed in service. Maintenance and repairs that neither materially add to the value of the property nor appreciably prolong its life are charged to expense as incurred. Betterments or renewals greater than $1,000 are capitalized when incurred. Plant, property and equipment are reviewed each year to determine whether any events or circumstances indicate that the carrying amount of the assets may not be recoverable.

Depreciation is provided for on the straight-line method over the following estimated useful lives:

Equipment	3 years
Vehicles	3 years
Computers and electronic equipment	3 years

Revenue Recognition

Revenue Recognition

Revenue is recognized when the four criteria for revenue recognition are met: (1) persuasive evidence of an arrangement exists; (2) shipment or delivery has occurred; (3) the price is fixed or determinable and (4) collectability is reasonably assured. The Company has not recognized any revenue associated with its mission as stated above in the nature of operations footnote. Miscellaneous revenue relates to consulting projects and is recorded based on the four criteria for revenue recognition.

Advertising Expense

Advertising Expense

The Company expenses advertising costs as incurred. Advertising expense charged to operating expenses was $8,309, $16,837, and $81,693 for the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method as prescribed by ASC 740 “Income Taxes”. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance would be provided for those deferred tax assets for which if it is more likely than not that the related benefit will not be realized.

A full valuation allowance has been established against all net deferred tax assets as of December 31, 2012 based on estimates of recoverability. While the Company has optimistic plans for its business strategy, the Company determined that such a valuation allowance was necessary given the current and expected near term losses and the uncertainty with respect to the Company’s ability to generate sufficient profits from the business model.

The Company is no longer subject to income tax examination by the United States federal, state or local tax authorities for years before 2008. The Company's tax returns are open for inspection for all tax years from 2008 to present. The Company's policy is to include interest and penalties related to unrecognized tax benefits within the Company's provision for (benefit from) income taxes. The Company recognized no amounts for interest and penalties related to unrecognized tax benefits in 2012, 2011 and the period from inception (November 25, 2009), through December 31, 2012 and as of December 31, 2012 and 2011, had no amounts accrued for interest and penalties.

Fair Value

Fair Value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC (“ASC 820-10”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. When determining fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), inputs that are other than quoted prices that are observable for the asset or liability or market corroborated inputs.

Level 3. Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, which may include internal data or valuation data received from the security issuer.

The Company’s financial instruments include cash, accounts payable, accrued liabilities, related party advances, and notes payable. The carrying value of these instruments approximates fair value due to the short-term nature of such instruments. The Company used inputs that would qualify as Level 2 inputs to make its assessment of the approximate fair value of the notes payable.

Fair Value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC (“ASC 820-10”), fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. When determining fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1. Quoted prices in active markets for identical assets or liabilities.

Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), inputs that are other than quoted prices that are observable for the asset or liability or market corroborated inputs.

Level 3. Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities, which may include internal data or valuation data received from the security issuer.

The carrying amounts of the Company’s financial instruments, including cash, accounts payable, and debt obligations approximate fair value due to the short-term maturities of the instruments. The Company used other observable inputs that would qualify as Level 2 inputs to make its assessment of the approximate fair value of its cash, accounts payable, and debt obligations.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Net loss per share was computed by dividing the net loss by the weighted average number of common shares outstanding during the period. The weighted average number of shares was calculated by taking the number of shares outstanding and weighting them by the amount of time that they were outstanding. For the years ended December 31, 2012 and 2011, the assumed exercise of exercisable warrants, totaling 342,000, and conversion of convertible notes payable, totaling 1,654,524, are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (“IASB”) (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. ASU 2011-04 is to be applied prospectively and is effective for annual reporting periods beginning after December 15, 2011, and interim periods within those annual periods. The adoption of ASU 2011-04 did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income (Topic 220 — Presentation of Comprehensive Income) (“ASU 2011-05”). Under ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for annual reporting periods beginning after December 15, 2011, and interim periods within those annual periods. The adoption of ASU 2011-05 did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Retrospective disclosure is required for all comparative periods presented. The adoption of ASU 2011-11 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-03”). This update was issued in order to codify various amendments and corrections included in SEC Staff Accounting Bulletin No. 114, SEC Release 33-9250, and ASU 2010-22, Accounting for Various Topics: Technical Corrections to SEC Paragraphs. The amendments and corrections included in this update are effective upon issuance. The adoption of ASU 2012-03 did not have an impact on the Company’s consolidated financial statements.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements, (“ASU 2012-04”). This update includes source literature amendments, guidance clarification, reference corrections and relocated guidance affecting a variety of topics in the Codification. The update also includes conforming amendments to the Codification to reflect ASC 820’s fair value measurement and disclosure requirements. The amendments in this update that will not have transition guidance are effective upon issuance. The amendments in this update that are subject to the transition guidance will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Estimated Useful lives of property, plant and equipment	Depreciation is provided for on the straight-line method over the following estimated useful lives:

Equipment	3 years
Vehicles	3 years
Computers and electronic equipment	3 years

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property, plant and equipment, at cost, consisted of the following as of December 31:

	2012	2011
Equipment	$81,206	$—
Computers and electronic equipment	18,863	—
Vehicles	95,669	28,000
	195,738	28,000
Less: Accumulated Depreciation	(41,241)	(3,094)
	$154,497	$24,906

INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Management has estimated a 10 year useful life due to the risk of technological obsolescence of the intellectual property and the applications in which they are putting it in.

	December 31, 2012	December 31, 2011
Cost basis	$50,000	$—
Less: accumulated amortization	(2,500)	—
	$47,500	$—

Schedule of expected amortization

For the years ended December 31, 2012 and 2011 and for the period from inception (November 25, 2009) through December 31, 2012, amortization expense was $2,500, $0, and $2,500, respectively. Future amortization is expected to be as follows:

2013	$5,000
2014	5,000
2015	5,000
2016	5,000
2017	5,000
Thereafter	22,500
$47,500

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Tables [Abstract]
Schedule of debt agreements outstanding

Debt consisted of the following as of December 31:

	2012	2011
Line of credit – related party	$—	$110,000
Notes payable
7% note payable issued March 30, 2011, principal and interest due December 31, 2013.	50,000	50,000
7% convertible note payable with related party issued March 31 2012, principal and interest due January 1, 2014.(1)	50,000	—
7% convertible note payable issued July 27, 2012, principal and interest due July 27, 2014.(1)	150,000	—
12% note payable with related party issued August 31, 2012, principal and interest due March 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 22,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	11,000	—
12% convertible note payable issued October 25, 2012, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company's common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company's common stock at $0.01, with a term of 18 months.	25,000	—
12% convertible note payable with related party issued April 11, 2012, principal and interest due April 11, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.	100,000	—
12% note payable with related party issued November 11, 2011, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.375 of converted dollars.	100,000	100,000
12% convertible note payable issued December 1, 2011, principal and interest due December 1, 2012.(4)	100,000	100,000
12% convertible note payable issued May 30, 2011, principal and interest due January 1, 2014.(1)	60,000	—
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 100,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(3)	30,000	—
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 130,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	65,000	—
	741,000	360,000
Less debt discount	(9,214)	—
Less current portion of notes payable	(150,000)	(250,000)
Long-term notes payable	$581,786	$110,000

(1)	The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2012. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months.
(2)	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. As no payment was made on the referenced note payable, the lender received the maximum monthly award each month the note was outstanding. Foregoing warrants are included within warrants granted in Note 9.
(3)	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000, with $10,000 payments in both November and December 2012. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 9.
(4)	The note payable agreement is convertible into 395,000 shares of the Company’s common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.

WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants Tables [Abstract]
Schedule of Warrant Activity

The following summarizes the warrant activity for the three months ended March 31, 2013:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2012	342,000	$0.01
Grants	5,022,500	0.75
Outstanding at March 31, 2013	5,364,500	$0.70	1.6	$215,055
Exerciseable at March 31, 2013	5,364,500	$0.70	1.6	$215,055

The following summarizes the warrant activity for the year ended December 31, 2012:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2011	—	$—	—	$—
Grants	342,000	$0.01
Outstanding at December 31, 2012	342,000	0.01	4.6	$246,240
Exerciseable at December 31, 2012	342,000	$0.01	4.6	$246,240

Schedule of Fair Value Assumptions

The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the assumptions below.

Black-Scholes Pricing Model Assumptions
Exercise price	$0.01 - $0.75
Stock price	$0.60 - $1.94
Volatility	153.81% - 196%
Risk-free interest rate	0.20% - 0.88%
Expected Term	1.5 - 5 years

The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:

Exercise price	$0.01
Stock price	$0.00 - $0.72
Volatility	127.5% - 159.8%
Risk-free interest rate	0.26% - 0.34%
Expected Term	2.5 years

BASIC AND DILUTED NET LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per share

For the three months ended March 31, 2013 and 2012, the assumed exercise of exercisable warrants and conversion of convertible notes payable are anti-dilutive due to the Company’s net loss and are excluded from the determination of net loss per common share — diluted. Accordingly, net loss per common share — diluted equals net loss per common share — basic in all periods presented.

	Three Months Ended March 31,
	2013	2012
Convertible notes payable	1,654,524	804,524
Warrants	5,364,500	0

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables [Abstract]
Schedule of Components of Income Tax Expense	Income taxes for the year ended December 31, 2012 are summarized as follows:

2012
Current (benefit)/liability	$—
Deferred provision	—
Net income tax provision	$—

Schedule of Income Tax Reconciliation

A reconciliation of the differences between the effective and statutory income tax rates for year ended December 31, 2012 is as follows:

	2012
	Amount	Percent
Federal statutory rates	$(803,393)	34.0%
State statutory rates	(165,405)	7.0%
Income passed through to owners	626,177	(26.0)%
Other	(45,553)	1.9%
Changes in valuation allowance	342,621	(15.0)%
Effective rate	$—	0%

Schedule of Deferred Tax Assets and Liabilities

At December 31, 2012 deferred income tax assets and liabilities were comprised of:

2012
Deferred tax assets (liabilities) – current	$—
Deferred tax assets (liabilities) – long-term:
Net operating loss carryforwards	428,547
Total net deferred tax assets	428,547
Valuation allowance	(428,547)
Net deferred tax assets	$—

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Tables [Abstract]
Scedule of future minimum rental payments required under leases	Future minimum rental payments required under the leases are as follows for the years ended December 31:

Year ended
December 31, 2013	$113,892
December 31, 2014	28,680
Total	$142,572

DESCRIPTION OF BUSINESS (Details Textual)	0 Months Ended
Sep. 21, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Exchange agreement, shares issued to Echo members	52,500,000
Exchange agreement, percentage of shares given	100.00%
Exchange agreement, shares received, percentage of total issued and outstanding	70.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Equipment
Estimated useful life	3 years
Vehicles
Estimated useful life	3 years
Computers and Electronic Equipment
Estimated useful life	3 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Amount at which betterments or renewals are capitalized	$ 1,000
Advertising expense	$ 8,309	$ 16,837	$ 81,693
Finite-Lived Intangible Asset, Useful Life	10 years
Redeemable Convertible Notes
Antidilutive Securities	1,654,524	1,654,524
Warrants
Antidilutive Securities	342,000	342,000

OTHER CURRENT ASSETS (Details Textual) (USD $)	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amount advanced to landlord	$ 50,000

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross		$ 195,738	$ 28,000
Less: Accumulated Depreciation		(41,241)	(3,094)
Property and equipment, net	215,839	154,497	24,906
Equipment
Gross		81,206
Computers and Electronic Equipment
Gross		18,863
Vehicles
Gross		$ 95,669	$ 28,000

PROPERTY, PLANT AND EQUIPMENT (Details Textual) (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property Plant and Equipment Details Narrative
Depreciation expense	$ 38,147	$ 3,094	$ 41,241

INTANGIBLES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net	$ 46,250	$ 47,500
Licensing Agreement - Bright
Cost basis		50,000
Less: accumulated amortization		(2,500)
Finite-Lived Intangible Assets, Net		$ 47,500

INTANGIBLES (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future Amortization Expense
2013		$ 5,000
2014		5,000
2015		5,000
2016		5,000
2017		5,000
Thereafter		22,500
Finite-Lived Intangible Assets, Net	$ 46,250	$ 47,500

INTANGIBLES (Details Textual) (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Purchases of intangibles			$ 50,000		$ 50,000	$ 50,000
Useful Life			10 years
Amortization expense					2,500
Licensing Agreement - Bright
Purchases of intangibles			50,000
Useful Life			10 years
Amortization expense			$ 2,500	$ 0	$ 2,500

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Sep. 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Related party advance		$ 23,000		$ 100,000		$ 100,000	$ 123,000
Consulting fees paid to certain owners		70,000	59,913	462,791	188,265	662,056	732,056
Accounts payable- related party		27,073					27,073
Interest expense associated with related parties		4,458	1,688				28,694
Accrued interest on related party notes		28,694		24,236		24,236	28,694
Overpayment on stock subscription		16,559					16,559
Legal fees paid by related party		10,514					10,514
Due to Officers or Stockholders, Current				159,250		159,250
Exchange Agreement, Shares Issued To Echo Members	52,500,000
Exchange Agreement, Shares Received, Percentage Of Total Issued and Outstanding	70.00%
Proceeds From Financing Agreement		500,000					500,000
Former Canterbury CEO
Related party advance				100,000
Accounts payable- related party				97,693		97,693
Fees paid by the former Canterbury CEO related to the Exchange Agreement				91,761
Due to Officers or Stockholders, Current				159,250		159,250
Proceeds From Financing Agreement				2,000,000
Routecloud
Consulting fees paid to certain owners				0	0	47,100
Shareholder [Member]
Accounts payable- related party		$ 7,802					$ 7,802

DEBT (Details) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended									12 Months Ended		12 Months Ended
	Apr. 15, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2012 Notes Payable Due December 31, 2013	Dec. 31, 2011 Notes Payable Due December 31, 2013		Dec. 31, 2012 Convertible Notes Payable With Related Party Issued March 31, 2012	Dec. 31, 2011 Convertible Notes Payable With Related Party Issued March 31, 2012	Dec. 31, 2012 Convertible Notes Payable Issued July 27, 2012	Dec. 31, 2011 Convertible Notes Payable Issued July 27, 2012	Dec. 31, 2012 Notes Payable With Related Party Issued August 31, 2012	Dec. 31, 2011 Notes Payable With Related Party Issued August 31, 2012	Dec. 31, 2012 Convertible Notes Payable Issued October 25, 2012	Dec. 31, 2011 Convertible Notes Payable Issued October 25, 2012	Dec. 31, 2012 Convertible Notes Payable With Related Party Issued April 11, 2012	Dec. 31, 2011 Convertible Notes Payable With Related Party Issued April 11, 2012	Dec. 31, 2012 Notes Payable With Related Party Issued November 11, 2011	Dec. 31, 2011 Notes Payable With Related Party Issued November 11, 2011	Dec. 31, 2012 Convertible Notes Payable Issued December 1, 2011		Dec. 31, 2011 Convertible Notes Payable Issued December 1, 2011		Dec. 31, 2012 Convertible Notes Payable Issued May 30, 2011		Dec. 31, 2011 Convertible Notes Payable Issued May 30, 2011	Dec. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2011 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2011 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Line Of Credit With Related Party	Dec. 31, 2011 Line Of Credit With Related Party
Issuance date									Mar 31, 2012		Jul 27, 2012		Aug 31, 2012		Oct 25, 2012		Apr 11, 2012		Nov 11, 2011	Nov 11, 2011	Dec 1, 2011		Dec 1, 2011		May 30, 2011			Jul 13, 2012		Jul 13, 2012
Debt Outstanding		$ 741,000		$ 360,000		$ 50,000	$ 50,000	[1]	$ 50,000	[1]	$ 150,000	[1]	$ 11,000 [2]	[2]	$ 25,000		$ 100,000		$ 100,000	$ 100,000	$ 100,000	[3]	$ 100,000	[3]	$ 60,000	[1]	[1]	$ 30,000 [4]	[4]	$ 65,000 [2]	[2]		$ 110,000
Maturity date						Dec 31, 2013	Dec 31, 2013		Jan 1, 2014		Jul 27, 2014		Mar 1, 2014		Jan 1, 2014		Apr 11, 2014		Jan 1, 2014	Jan 1, 2014	Dec 1, 2012		Jan 1, 2014		Jan 1, 2014			Jan 1, 2014		Jan 1, 2014
Interest rate					6.00%	7.00%	7.00%		7.00%		7.00%		12.00%		12.00%		12.00%		12.00%	12.00%	12.00%		12.00%		12.00%			21.00%		21.00%
Description of conversion and warrant terms									upon conversion of the note, for every share issued to the lender, the lender will receive one (1) additional warrant to purchase (1) share of the Company's common stock		upon conversion of the note, for every share issued to the lender, the lender will receive one (1) additional warrant to purchase (1) share of the Company's common stock		requires the Company to issue warrants to purchase 22,000 shares of the Company's common stock at no more than $0.01 per share with a term of five years		upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company's common stock at $0.01, with a term of 18 months		upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company's common stock at $0.01, with a term of 18 months											requires the Company to issue warrants to purchase 100,000 shares of the Company's common stock at no more than $0.01 per share with a term of five years		requires the Company to issue warrants to purchase 130,000 shares of the Company's common stock at no more than $0.01 per share with a term of five years
Conversion rate									$ 0.35		$ 0.35				$ 0.5		$ 0.5		$ 0.375	$ 0.375
Warrants issuable upon conversion		922,857													30,000		150,000				395,000		395,000
Warrants issued	1,000,000												22,000															100,000		130,000
Exercise price of warrants	0.75								0.75		0.75		0.01		0.01		0.01											0.01		0.01
Grants									1 year 6 months		1 year 6 months		5 years		1 year 6 months		1 year 6 months											5 years		5 years
Less debt discount		(9,214)
Less current portion of notes payable		(150,000)	(433,693)	(250,000)
Long-term portion of notes payable		$ 581,786	$ 250,000	$ 110,000

[1]	The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2012. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company's common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months.
[2]	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company's common stock at no more than $0.01 per share with no vesting requirement and a term of five years. As no payment was made on the referenced note payable, the lender received the maximum monthly award each month the note was outstanding. Foregoing warrants are included within warrants granted in Note 9.
[3]	The note payable agreement is convertible into 395,000 shares of the Company's common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.
[4]	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company's common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000, with $10,000 payments in both November and December 2012. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 9.

DEBT (Details Textual) (USD $)	3 Months Ended				12 Months Ended		37 Months Ended	40 Months Ended			1 Months Ended		12 Months Ended	37 Months Ended	0 Months Ended
	Mar. 31, 2013	Apr. 15, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Sep. 10, 2012	Oct. 01, 2011	Nov. 30, 2012 Notes Payable Issued July 13, 2012	Oct. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Notes Payable Issued July 13, 2012	May 30, 2012 Convertible Notes Payable With Related Party Issued May 30, 2012
Repayment of notes payable											$ 20,000			$ 10,000
Warrants issued for notes payable											4,000	5,000		3,000
Number of shares convertible notes can be converted into					1,654,524
Convertible shares in dispute					395,000
Warrants issuable upon conversion					922,857
Interest expense prior to accretion of discount					68,836	7,903	76,739
Interest expense related party notes payable					22,549	1,687	24,236
Accretion of debt discount	4,863				16,351		16,351	21,214
Line of credit									110,000	100,000
Interest rate										6.00%			21.00%	21.00%
Line of credit advances			110,000
Member interest in company granted										12.50%
Addiitonal LOC terms					The lender also has the unconditional right, but not the obligation to convert the existing loan indebtedness into an additional twelve adn one-half (12.50%) membership interest in the company.
Additional Membership interest granted upon LOC conversion									12.50%
Payments on Line of Credit			20,000
Convertible Notes Issued															12,000
Description of conversion and warrant terms													requires the Company to issue warrants to purchase 100,000 shares of the Company's common stock at no more than $0.01 per share with a term of five years
Exercise price of warrants		0.75											0.01	0.01	0.01
Grants													5 years
Warrants issued		1,000,000											100,000		24,000
Line of Credit Facility, Remaining Borrowing Capacity										$ 10,000

EQUITY (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended					1 Months Ended			37 Months Ended	3 Months Ended
	Sep. 21, 2012	May 31, 2012	Apr. 15, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 19, 2012	Dec. 31, 2011	Jan. 31, 2013 $2,000,000 Financing Agreement	Oct. 31, 2012 $2,000,000 Financing Agreement	May 31, 2012 $2,000,000 Financing Agreement	Dec. 31, 2012 $2,000,000 Financing Agreement	Mar. 31, 2013 $500,000 Financing Agreement
Exchange agreement, shares issued to Echo members	52,500,000
Exchange agreement, percentage of shares given	100.00%
Common stock, shares issued				75,000,000	75,000,000	22,500,000	26,016,342
Common stock, shares outstanding				75,000,000	75,000,000		26,016,342	434,507
Financing agreement, maximum amount to be sold through sale of common stock										$ 2,000,000		$ 500,000
Proceeds from the issuance of common stock and warrants		903,000	500,000						465,000		99,800
Sale of common stock, per share price										$ 0.5		$ 0.5
Number of common shares per warrant										1		1,000,000
Exercise price of warrants			0.75							0.75		0.75
Warrant term										1 year 6 months
Shares issued during the period under the financing agreement									930,000		199,600
Stock Subscription					(434,507)
Shares issued								869,014				1,000,000
Accounts Payable - Related Party				$ 27,073							$ 97,693

WARRANTS (Details) (USD $)	Apr. 15, 2013	Mar. 31, 2013 Warrants	Dec. 31, 2012 Warrants
Number of Units
Balance, beginning		342,000	0
Grants		5,022,500	342,000
Balance, ending		5,364,500	342,000
Exercisable at year-end		5,364,500	342,000
Weighted-average exercise price
Exercise price of warrants	0.75	0.01	0
Grants		0.75	0.01
Exercise price of warrants	0.75	0.7	0.01
Exercisable at year-end		0.7	0.01
Weighted-Average Remaining Contractual Term (in years)
Balance, beginning		4 years 7 months 6 days
Grants			4 years 7 months 6 days
Balance, ending		1 year 7 months 6 days	4 years 7 months 6 days
Exercisable at year-end		1 year 7 months 6 days	4 years 7 months 6 days
Intrinsic value
Balance, beginning		$ 246,240
Balance, ending		$ 215,055	$ 246,240
Exercisable at year-end		$ 215,055	$ 246,240

WARRANTS (Details 1) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Exercise Price		$ 0.01
Expected Term		2 years 6 months
Lower Range
Exercise Price	$ 0.01
Stock Price	$ 0.6	$ 0
Volatility	153.81%	127.50%
Risk-free interest rate	0.20%	0.26%
Expected Term	1 year 6 months
Upper Range
Exercise Price	$ 0.75
Stock Price	$ 1.94	$ 0.72
Volatility	196.00%	159.80%
Risk-free interest rate	0.88%	0.34%
Expected Term	5 years

WARRANTS (Details Textual) (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Apr. 15, 2013
Weighted average grant-date fair value of warrants granted	$ 1.53		$ 423
Fair value of warrants granted and vested	$ 21,956		$ 25,565
Exercise price of warrants							0.75
Accretion Of Debt Discount	4,863		16,351		16,351	21,214
Proceeds From Financing Agreement	500,000					500,000
Hartford Equity Inc
Fair value of warrants granted and vested	914,338
Grants	4,000,000
Proceeds From Financing Agreement	2,000,000
Newmarket Traders Ltd
Fair value of warrants granted and vested	224,298
Grants	1,000,000
Proceeds From Financing Agreement	500,000
Related Party
Fair value of warrants granted and vested	21,956
Grants	3,000
Debt discount accreted	2,597
Exercise price of warrants	0.01					0.01
Notes payable, amount per warrant	$ 10
Third Party Lender
Grants	19,500

BASIC AND DILUTED NET LOSS PER SHARE (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Convertible Notes Payable
Antidilutive Securities	1,654,524	804,524
Warrants
Antidilutive Securities	5,364,500	0

INCOME TAXES (Details) (USD $)	3 Months Ended	12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Current (benefit)/liability
Deferred provision
Net income tax provision

INCOME TAXES (Details 1) (USD $)	3 Months Ended	12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Federal statutory rates		$ (803,393)
Federal statutory rates, rate		34.00%
State statutory rates		(165,405)
State statutory rates, rate		7.00%
Income passed through to owners		626,177
Income passed through to owners, rate		(26.00%)
Other		(45,553)
Other		1.90%
Changes in valuation allowance		342,621
Changes in valuation allowance, rate		(15.00%)
Net income tax provision
Net income tax provision, rate		0.00%

INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets (liabilities) - current
Deferred tax assets (liabilities) - long-term: Net operating loss carryforwards	428,547
Total net deferred tax assets	428,547
Valuation allowance	(428,547)
Net deferred tax assets

INCOME TAXES (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Canterbury Resources, Inc.
Net operating loss carryforwards	$ 1,103,000
Valuation allowance	$ 428,547	$ 38,097

GOING CONCERN (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			37 Months Ended	40 Months Ended
	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013
Net Loss	$ (5,555)	$ (871,939)	$ (126,013)	$ (2,362,922)	$ (300,542)	$ (38,600)	$ (2,707,619)	$ (3,579,558)

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
December 31, 2013	$ 113,892
December 31, 2014	28,680
Total	142,572
New Lease Agreement
December 31, 2013	17,362
December 31, 2014	61,331
December 31, 2015	71,402
December 31, 2016	$ 30,064

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended		37 Months Ended	12 Months Ended			0 Months Ended
	Jun. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 President	Dec. 31, 2012 Chief Operating Officer	Apr. 05, 2013 Royalty Arrangement [Member]
Building Lease:
Monthly rent expense		$ 1,000
Rent expense		77,045		77,045
Licensing Agreement
license fee	50,000
Promissory note for restricted Company shares issued to Clean Futures for a noncompete agreement								1,850,000
Employment Agreements:
Base salary, per year					$ 220,000	$ 200,000	$ 120,000

SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	May 31, 2012	Apr. 15, 2013	Apr. 05, 2013 Royalty Arrangement Cleanfutures	Mar. 31, 2013 Subsequent Event
Shares issued for a license agreement				1,850,000
Cash payed for acquisition by related party				$ 250,000
Promissory notes issued for acquisition by related party				250,000
Total price of acquisition paid by related party				500,000
Shares issued for acquisition of ATAH				6,000,000
Shares issued for acquisition of ATAH, value				3,120,000
Acquisition of ATAH, cash paid				100,000
Acquisition of ATAH, promissory note				400,000
Shares not yet issued in connection with acquisition				277,778
Promissory note for restricted Company shares issued to Clean Futures for a noncompete agreement			1,850,000
Proceeds from the issuance of common stock and warrants	$ 903,000	$ 500,000
Common stock issued		1,000,000
Warrants issued		1,000,000
Exercise price of warrants		0.75